UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21735

Investment Company Act File Number

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

September 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.2%

Security	Shares	Value
Aerospace & Defense — 1.7%
Boeing Co. (The)	31,022	$2,159,752
General Dynamics Corp.	24,734	1,635,412
Honeywell International, Inc.	77,664	4,640,424
Northrop Grumman Corp.	44,683	2,968,292
Rockwell Collins, Inc.	57,076	3,061,556
Textron, Inc.	31,025	811,924

		$15,277,360

Air Freight & Logistics — 0.3%
FedEx Corp.	36,782	$3,112,493

		$3,112,493

Airlines — 0.1%
Southwest Airlines Co.	125,240	$1,098,355

		$1,098,355

Auto Components — 0.3%
Dana Holding Corp.	77,289	$950,655
Johnson Controls, Inc.	71,926	1,970,772

		$2,921,427

Beverages — 1.6%
Coca-Cola Co. (The)	243,298	$9,228,293
Coca-Cola Enterprises, Inc.	38,080	1,190,762
PepsiCo, Inc.	62,724	4,438,977

		$14,858,032

Biotechnology — 3.8%
Amgen, Inc.	68,442	$5,771,029
Biogen Idec, Inc.(1)	43,516	6,493,893
BioMarin Pharmaceutical, Inc.(1)	23,822	959,312
Celgene Corp.(1)	116,678	8,914,199
Gilead Sciences, Inc.(1)	174,328	11,563,176
Onyx Pharmaceuticals, Inc.(1)	11,087	936,852

		$34,638,461

Capital Markets — 1.6%
Franklin Resources, Inc.	16,853	$2,107,805
Goldman Sachs Group, Inc. (The)	23,436	2,664,204
Invesco, Ltd.	78,614	1,964,564
Morgan Stanley	75,054	1,256,404
Northern Trust Corp.	49,066	2,277,398
State Street Corp.	48,378	2,029,941
T. Rowe Price Group, Inc.	34,640	2,192,712

		$14,493,028

Chemicals — 1.3%
Air Products and Chemicals, Inc.	42,810	$3,540,387
Celanese Corp., Series A	16,343	619,563
E.I. du Pont de Nemours & Co.	63,024	3,168,216

Security	Shares	Value
PPG Industries, Inc.	41,446	$4,759,659

		$12,087,825

Commercial Banks — 2.8%
Banco Santander Central Hispano SA ADR	79,716	$594,682
BankUnited, Inc.	21,449	527,860
Fifth Third Bancorp	100,126	1,552,954
First Horizon National Corp.	66,113	636,668
First Republic Bank	21,771	750,229
Huntington Bancshares, Inc.	179,679	1,239,785
KeyCorp	143,582	1,254,907
Regions Financial Corp.	757,705	5,463,053
Royal Bank of Canada	38,716	2,222,686
SunTrust Banks, Inc.	49,905	1,410,814
Toronto-Dominion Bank (The)	21,736	1,811,478
U.S. Bancorp	78,667	2,698,278
Wells Fargo & Co.	163,476	5,644,826

		$25,808,220

Commercial Services & Supplies — 0.3%
Avery Dennison Corp.	31,690	$1,008,376
Waste Management, Inc.	59,482	1,908,182

		$2,916,558

Communications Equipment — 4.6%
Brocade Communications Systems, Inc.(1)	321,783	$1,903,347
Cisco Systems, Inc.	879,620	16,791,946
Harris Corp.	12,438	637,074
JDS Uniphase Corp.(1)	31,557	390,833
Juniper Networks, Inc.(1)	55,707	953,147
QUALCOMM, Inc.	342,876	21,426,321

		$42,102,668

Computers & Peripherals — 12.0%
Apple, Inc.	154,282	$102,946,207
EMC Corp.(1)	161,361	4,400,315
Hewlett-Packard Co.	155,164	2,647,098

		$109,993,620

Construction & Engineering — 0.1%
Fluor Corp.	18,843	$1,060,484

		$1,060,484

Consumer Finance — 1.1%
American Express Co.	79,374	$4,513,206
Capital One Financial Corp.	10,757	613,257
Discover Financial Services	116,006	4,608,918

		$9,735,381

Containers & Packaging — 0.1%
Owens-Illinois, Inc.(1)	36,491	$684,571

		$684,571

Distributors — 0.1%
Genuine Parts Co.	19,047	$1,162,438

		$1,162,438

Diversified Financial Services — 1.2%
CME Group, Inc.	38,670	$2,215,791
JPMorgan Chase & Co.	151,347	6,126,526
Moody’s Corp.	58,952	2,603,910

		$10,946,227

Security	Shares	Value
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	278,014	$10,481,128
Frontier Communications Corp.	154,158	755,374
Verizon Communications, Inc.	145,422	6,626,881
Windstream Corp.	146,950	1,485,664

		$19,349,047

Electric Utilities — 0.5%
American Electric Power Co., Inc.	39,722	$1,745,385
Edison International	62,309	2,846,898

		$4,592,283

Electrical Equipment — 0.4%
Emerson Electric Co.	78,984	$3,812,558

		$3,812,558

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Class A	9,096	$535,573
TE Connectivity, Ltd.	23,806	809,642

		$1,345,215

Energy Equipment & Services — 0.9%
Halliburton Co.	104,167	$3,509,386
Schlumberger, Ltd.	68,972	4,988,745

		$8,498,131

Food & Staples Retailing — 1.2%
CVS Caremark Corp.	138,327	$6,697,793
Kroger Co. (The)	50,910	1,198,421
Safeway, Inc.	73,801	1,187,458
Wal-Mart Stores, Inc.	32,593	2,405,364

		$11,489,036

Food Products — 2.0%
ConAgra Foods, Inc.	139,244	$3,841,742
H.J. Heinz Co.	41,807	2,339,102
Hershey Co. (The)	17,810	1,262,551
Hormel Foods Corp.	31,064	908,311
Kraft Foods, Inc., Class A	250,000	10,337,500

		$18,689,206

Health Care Equipment & Supplies — 1.5%
Baxter International, Inc.	48,119	$2,899,651
Covidien PLC	25,801	1,533,095
Edwards Lifesciences Corp.(1)	11,063	1,187,834
Intuitive Surgical, Inc.(1)	12,611	6,250,390
Stryker Corp.	35,313	1,965,522

		$13,836,492

Health Care Providers & Services — 1.7%
AmerisourceBergen Corp.	42,759	$1,655,201
Cigna Corp.	36,534	1,723,309
DaVita, Inc.(1)	7,275	753,763
Fresenius Medical Care AG & Co. KGaA ADR	27,051	1,985,543
LifePoint Hospitals, Inc.(1)	43,020	1,840,396
McKesson Corp.	7,813	672,152
Quest Diagnostics, Inc.	19,665	1,247,351
UnitedHealth Group, Inc.	79,007	4,377,778
WellPoint, Inc.	17,000	986,170

		$15,241,663

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.4%
Carnival Corp.	89,081	$3,246,112
International Game Technology	56,626	741,234
Marriott International, Inc., Class A	92,128	3,602,205
Marriott Vacations Worldwide Corp.(1)	10,303	371,114
McDonald’s Corp.	73,784	6,769,682
Starwood Hotels & Resorts Worldwide, Inc.	39,775	2,305,359
Yum! Brands, Inc.	80,115	5,314,829

		$22,350,535

Household Durables — 0.3%
Whirlpool Corp.	29,270	$2,426,776

		$2,426,776

Household Products — 0.9%
Clorox Co. (The)	41,339	$2,978,475
Colgate-Palmolive Co.	15,796	1,693,647
Procter & Gamble Co.	54,796	3,800,651

		$8,472,773

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)(1)	119,531	$1,311,255

		$1,311,255

Industrial Conglomerates — 1.3%
3M Co.	37,754	$3,489,225
General Electric Co.	376,600	8,552,586

		$12,041,811

Insurance — 1.8%
ACE, Ltd.	35,393	$2,675,711
Aflac, Inc.	17,703	847,620
American International Group, Inc.(1)	41,406	1,357,703
Aon PLC	6,626	346,473
Berkshire Hathaway, Inc., Class B(1)	19,434	1,714,079
Genworth Financial, Inc., Class A(1)	74,552	389,907
Hartford Financial Services Group, Inc.	25,311	492,046
Marsh & McLennan Cos., Inc.	83,378	2,829,015
Travelers Companies, Inc. (The)	59,566	4,065,975
Unum Group	81,297	1,562,528

		$16,281,057

Internet & Catalog Retail — 2.2%
Amazon.com, Inc.(1)	78,794	$20,038,890
Shutterfly, Inc.(1)	10,000	311,200

		$20,350,090

Internet Software & Services — 5.8%
eBay, Inc.(1)	206,613	$10,002,135
Google, Inc., Class A(1)	49,897	37,647,287
VeriSign, Inc.(1)	107,988	5,257,936

		$52,907,358

IT Services — 2.7%
Alliance Data Systems Corp.(1)	7,945	$1,127,793
Cognizant Technology Solutions Corp., Class A(1)	97,645	6,827,338
Fidelity National Information Services, Inc.	79,262	2,474,559
International Business Machines Corp.	49,724	10,315,244
MasterCard, Inc., Class A	3,808	1,719,236
Visa, Inc., Class A	16,517	2,217,903

		$24,682,073

Security	Shares	Value
Life Sciences Tools & Services — 0.2%
Bruker Corp.(1)	75,000	$981,750
PerkinElmer, Inc.	23,065	679,726

		$1,661,476

Machinery — 1.9%
Caterpillar, Inc.	40,176	$3,456,743
Dover Corp.	40,339	2,399,767
Eaton Corp.	53,938	2,549,110
Ingersoll-Rand PLC	31,550	1,414,071
Parker Hannifin Corp.	34,400	2,875,152
Stanley Black & Decker, Inc.	54,390	4,147,238
Titan International, Inc.	40,134	708,766

		$17,550,847

Marine — 0.1%
Kirby Corp.(1)	17,666	$976,576

		$976,576

Media — 4.4%
CBS Corp., Class B	151,072	$5,488,446
Comcast Corp., Class A	520,426	18,615,638
McGraw-Hill Cos., Inc. (The)	61,443	3,354,173
Omnicom Group, Inc.	65,134	3,358,309
Walt Disney Co. (The)	177,304	9,269,453

		$40,086,019

Metals & Mining — 0.5%
BHP Billiton, Ltd. ADR	21,215	$1,455,561
Cliffs Natural Resources, Inc.	7,966	311,710
Newmont Mining Corp.	30,866	1,728,805
Nucor Corp.	23,005	880,171

		$4,376,247

Multi-Utilities — 1.1%
CMS Energy Corp.	217,119	$5,113,152
Public Service Enterprise Group, Inc.	145,820	4,692,488

		$9,805,640

Multiline Retail — 1.6%
Kohl’s Corp.	18,342	$939,477
Macy’s, Inc.	154,364	5,807,174
Nordstrom, Inc.	28,152	1,553,427
Target Corp.	94,476	5,996,392

		$14,296,470

Oil, Gas & Consumable Fuels — 6.3%
Apache Corp.	14,136	$1,222,340
Chevron Corp.	103,880	12,108,253
ConocoPhillips	114,202	6,530,070
Denbury Resources, Inc.(1)	31,083	502,301
EOG Resources, Inc.	18,166	2,035,500
Exxon Mobil Corp.	205,433	18,786,848
Hess Corp.	39,495	2,121,672
Occidental Petroleum Corp.	54,596	4,698,532
Peabody Energy Corp.	36,462	812,738
Phillips 66	57,101	2,647,773
Spectra Energy Corp.	33,858	994,071
Suncor Energy, Inc.	33,674	1,106,191
Williams Cos., Inc.	108,259	3,785,817

Security	Shares	Value
WPX Energy, Inc.(1)	41,343	$685,880

		$58,037,986

Paper & Forest Products — 0.2%
MeadWestvaco Corp.	56,858	$1,739,855

		$1,739,855

Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	77,774	$4,788,545

		$4,788,545

Pharmaceuticals — 4.2%
Abbott Laboratories	91,000	$6,238,960
Bristol-Myers Squibb Co.	172,466	5,820,728
Eli Lilly & Co.	31,684	1,502,138
Johnson & Johnson	115,301	7,945,392
Merck & Co., Inc.	158,250	7,137,075
Pfizer, Inc.	396,195	9,845,446
Sanofi ADR	13,288	572,181

		$39,061,920

Professional Services — 0.4%
Equifax, Inc.	17,082	$795,680
Nielsen Holdings NV(1)	25,050	750,999
Robert Half International, Inc.	86,521	2,304,054

		$3,850,733

Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.	21,743	$1,552,233
Apartment Investment & Management Co., Class A	35,696	927,739
Host Hotels & Resorts, Inc.	28,981	465,145
Plum Creek Timber Co., Inc.	14,401	631,340
Simon Property Group, Inc.	39,276	5,962,489

		$9,538,946

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc., Class A(1)	37,957	$698,788

		$698,788

Road & Rail — 0.6%
CSX Corp.	34,587	$717,680
Kansas City Southern	15,641	1,185,275
Norfolk Southern Corp.	17,633	1,121,988
Ryder System, Inc.	12,392	484,032
Union Pacific Corp.	20,249	2,403,556

		$5,912,531

Semiconductors & Semiconductor Equipment — 4.0%
Analog Devices, Inc.	56,522	$2,215,097
ASML Holding NV — NY Shares	34,278	1,840,043
Cypress Semiconductor Corp.	135,761	1,455,358
Intel Corp.	992,102	22,500,873
NXP Semiconductors NV(1)	14,000	350,140
ON Semiconductor Corp.(1)	149,333	921,385
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	95,083	1,504,213
Tessera Technologies, Inc.	50,120	685,642
Texas Instruments, Inc.	193,433	5,329,079

		$36,801,830

Software — 8.5%
Compuware Corp.(1)	97,123	$962,489
Concur Technologies, Inc.(1)	50,163	3,698,518

Security	Shares	Value
Microsoft Corp.	1,499,973	$44,669,196
Oracle Corp.	837,569	26,375,048
Red Hat, Inc.(1)	34,973	1,991,362
TiVo, Inc.(1)	42,923	447,687

		$78,144,300

Specialty Retail — 1.1%
Advance Auto Parts, Inc.	40,120	$2,745,813
Gap, Inc. (The)	35,268	1,261,889
Home Depot, Inc. (The)	58,008	3,501,943
Tiffany & Co.	39,926	2,470,621

		$9,980,266

Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	36,816	$3,494,207

		$3,494,207

Thrifts & Mortgage Finance — 0.2%
Hudson City Bancorp, Inc.	180,579	$1,437,409

		$1,437,409

Tobacco — 1.3%
Altria Group, Inc.	62,538	$2,088,144
Philip Morris International, Inc.	113,441	10,202,883

		$12,291,027

Trading Companies & Distributors — 0.5%
Fastenal Co.	111,850	$4,808,431

		$4,808,431

Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc., Class B	34,594	$1,397,598
Sprint Nextel Corp.(1)	112,760	622,435

		$2,020,033

Total Common Stocks — 100.2% (identified cost $534,331,547)		$921,934,589

Call Options Written — (0.4)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
NASDAQ 100 Index	1,230	$2,875	10/20/12	$(1,156,200)
S&P 500 Index	1,455	1,460	10/20/12	(1,185,825)
S&P 500 Index	1,910	1,465	10/20/12	(1,231,950)
S&P 500 Index	235	1,470	10/20/12	(117,500)

Total Call Options Written (premiums received $11,715,540)				$(3,691,475)

Other Assets, Less Liabilities — 0.2%				$1,989,443

Net Assets — 100.0%				$920,232,557

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$534,316,163

Gross unrealized appreciation	$390,140,692
Gross unrealized depreciation	(2,522,266)

Net unrealized appreciation	$387,618,426

Written options activity for the fiscal year to date ended September 30, 2012 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	5,360	$15,986,915
Options written	46,250	118,740,983
Options terminated in closing purchase transactions	(43,865)	(115,586,175)
Options expired	(2,915)	(7,426,183)

Outstanding, end of period	4,830	$11,715,540

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $3,691,475.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$921,934,589 *	$—	$—	$921,934,589
Total Investments	$921,934,589	$—	$—	$921,934,589

Liability Description
Call Options Written	$(3,691,475)	$—	$—	$(3,691,475)
Total	$(3,691,475)	$—	$—	$(3,691,475)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 26, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 26, 2012